Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Net sales to external customers:
Steel mills	$11,312,048	$11,084,331	$14,723,642
Steel products	3,687,448	3,966,895	4,032,385
Raw materials	1,208,626	1,388,050	2,349,114

	$16,208,122	$16,439,276	$21,105,141

Intercompany sales:
Steel mills	$2,070,077	$2,152,157	$2,904,317
Steel products	106,838	90,969	105,383
Raw materials	5,997,498	6,279,316	9,618,145
Corporate/eliminations	(8,174,413)	(8,522,442)	(12,627,845)

	$—	$—	$—

Depreciation expense:
Steel mills	$377,627	$381,352	$366,568
Steel products	36,906	39,512	42,777
Raw materials	191,466	198,705	235,443
Corporate	7,193	6,188	7,212

	$613,192	$625,757	$652,000

Amortization expense:
Steel mills	$22,479	$18,789	$15,269
Steel products	21,998	23,932	27,644
Raw materials	29,385	31,539	29,510

	$73,862	$74,260	$72,423

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,724,168	$629,256	$1,594,352
Steel products	249,970	276,048	166,323
Raw materials	(95,121)	(283,938)	(29,053)
Corporate/eliminations	(580,358)	(379,500)	(584,334)

	$1,298,659	$241,866	$1,147,288

Segment assets:
Steel mills	$8,084,773	$7,318,169	$8,528,623
Steel products	2,544,344	2,485,122	2,731,320
Raw materials	3,235,237	3,123,190	3,858,254
Corporate/eliminations	1,359,164	1,400,488	838,270

	$15,223,518	$14,326,969	$15,956,467

Capital expenditures:
Steel mills	$375,996	$248,532	$343,767
Steel products	30,698	41,291	27,262
Raw materials	194,112	74,607	197,252
Corporate	16,871	338	586

	$617,677	$364,768	$568,867

Schedule of Net Sale by Product to External Customers

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2016	2015	2014
Net sales to external customers:
Sheet	$5,178,467	$4,628,805	$5,988,303
Bar	2,886,648	3,005,450	4,051,171
Structural	1,982,642	2,137,413	2,617,196
Plate	1,204,185	1,312,663	2,066,972
Tubular products	60,106	—	—
Steel products	3,687,448	3,966,895	4,032,385
Raw materials	1,208,626	1,388,050	2,349,114

	$16,208,122	$16,439,276	$21,105,141